Certnys

1-05805

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

[redacted]

13000693

NYSE EURONEXT

Received SEC

FEB 2 6 2013

Washington, DC 20549

Received

FEB 2 6 2013

Washington 549

February 26, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, JPMORGAN CHASE & CO., Depositary Shares, each representing a 1/400th interest in a share of 5.45% Non-Cumulative Preferred Stock, Series P, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 5, 2013. Tentative listing date – February 28, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5026
F +1 (212) 656-5893

www.nyx.com